Income Taxes (Details) - Schedule of effective income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate [Abstract]
Income at U.S. statutory rate	$ 912	$ (8,746)
Income at U.S. statutory rate, percentage	21.00%	21.00%
State taxes, net of federal benefit	$ (1,583)	$ (1,171)
State taxes, net of federal benefit, percentage	(36.45%)	2.81%
Change in fair value	$ (14,047)	$ 0
Change in fair value, percentage	(323.39%)	0.00%
Interest expense	$ 1,410	$ 5,009
Interest expense, percentage	32.46%	(12.03%)
Stock compensation	$ 127	$ 1,139
Stock compensation, percentage	2.93%	(2.73%)
Permanent differences	$ 6	$ 3
Permanent differences, percentage	0.13%	(0.01%)
Valuation allowance	$ 13,175	$ 3,561
Valuation allowance, percentage	303.32%	(8.55%)
Other	$ 0	$ 205
Other, percentage	0.00%	(0.49%)
Income tax rate	$ 0	$ 0
Income tax rate, percentage	0.00%	0.00%